Material Accounting Policy Information (Tables)	12 Months Ended
Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of property plant and equipment

Property, plant and equipment are depreciated on straight-line basis over the estimated useful lives of the assets, at the following annual rates:

Furniture and fittings	10% - 20%
Office equipment	10% - 20%
Medical equipment	20%
Computer equipment	10% - 20%
Renovation	10% - 20%
Laboratory	10%
Air conditioner	10% - 20%
Mobile device	10% - 20%
Laboratory equipment	10% - 20%
Plant and machinery	10%
Computer and ICT	10% - 20%
Signboard	20%
Motor vehicles	20%

Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of useful life of items of property, plant and equipment

The useful lives of items of property, plant and equipment have been assessed as follows:

Item	Depreciation method	Average useful life
IT equipment	Straight line	3 years
Right of use asset	Straight line	8 years